Share-based Compensation - Share options, additional information (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2019 USD ($) $ / shares
Share Options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted-average grant date fair value of options granted (US$ per share)	$ 0.20	$ 0.48	$ 0.48
Unrecognized share-based compensation for options	$ 9.4			$ 1.4
Remaining weighted-average period for recognition	3 years 2 months 12 days
Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Closing stock price (US$ per share)				$ 0.25
ADS
Share-based Compensation Arrangement by Share-based Payment Award
Closing stock price (US$ per share)				$ 1.97